Number of Employee SARs and Director SARs Granted, Associated Weighted Average Base Values, And Weighted Average Grant-Date Fair Values (Detail) (Stock Appreciation Rights, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	700,000
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	700,000	1,000,000	700,000
Weighted average exercise price (per unit)	$ 39	$ 35	$ 38
Weighted average grant-date fair value (per unit)	$ 13	$ 12	$ 14
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,903	5,915	0
Weighted average exercise price (per unit)	$ 44	$ 39	$ 0
Weighted average grant-date fair value (per unit)	$ 15	$ 14	$ 0